Capital Management (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2023	2022
	Revised Basel III	Basel III
Capital (1)(2)
Common Equity Tier 1 capital	$57,041	$53,081
Net Tier 1 capital	65,223	61,262
Total regulatory capital	75,651	70,710
Total loss absorbing capacity (TLAC) (3)	134,504	126,565
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)	$440,017	$462,448
Leverage exposures (4)	1,562,963	1,445,619
Regulatory ratios (1)(2)
Common Equity Tier 1 capital ratio	13.0%	11.5%
Tier 1 capital ratio	14.8%	13.2%
Total capital ratio	17.2%	15.3%
Total loss absorbing capacity ratio (3)	30.6%	27.4%
Leverage ratio (4)	4.2%	4.2%
Total loss absorbing capacity leverage ratio (3)	8.6%	8.8%

(1)	Regulatory ratios and amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to ratios and amounts reported in 2022.
(2)
2023 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(4)
2023 leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023). Prior year leverage ratios were prepared in accordance with OSFI Guideline – Leverage Requirements (November 2018).